SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
FUTURETECH II ACQUISITION CORP [Member]
SCHEDULE OF SEGMENT REPORTING

	June 30, 2025	December 31, 2024
Cash	$160,723	$56,768
Investments held in Trust Account	$9,133,890	$26,447,350

	For the Six Months Ended June 30, 2025	For the Three Months Ended June 30, 2025
Formation and operating costs	$532,572	$108,736

Interest income earned on investments held in Trust Account	$272,304	$72,477